EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning, balance	$ 10,052,000	$ 9,827,000
Drilling and exploration	1,047,000	146,000
Assessments and taxes	698,000	83,000
Effect of movements in exchange rates	3,000	(4,000)
Option income	(117,000)
Ending, balance	11,053,000	10,052
Durango, Mexico [Member]
Statement [Line Items]
Drilling and exploration	1,047,000	146,000
Assessments and taxes	68,000	83,000
Effect of movements in exchange rates	3,000	(4,000)
Option income	(117,000)
Beginning balance	10,051	9,826
Ending balance	11,052	10,051
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Option income	0
Beginning balance	1	1
Ending balance	$ 1	$ 1